Principal Activities, Organization and Basis of Presentation - Summary of Net Cash Inflow from Disposal of Subsidiary (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of general information about financial statements (line items]
Net cash inflow/(outflow) from disposal of a subsidiary	¥ 184	¥ (50)
Chengdu E-store Technology Co., Ltd [member]
Disclosure of general information about financial statements (line items]
Consideration received in cash and cash equivalents	249
Less: Cash and cash equivalents disposed of	(65)
Net cash inflow/(outflow) from disposal of a subsidiary	¥ 184

[1]	restated